Financial Instruments - Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
NTD | Financial liabilities
Statement [line items]
Foreign currency	$ 1,422,137	$ 2,900,734
Exchange rate	30.705	30.71
Functional currency	$ 46,315	$ 94,456
NTD | Financial assets
Statement [line items]
Foreign currency	$ 281,550	$ 333,733
Exchange rate	30.705	30.71
Functional currency	$ 9,170	$ 10,867
CNY | Financial assets
Statement [line items]
Foreign currency	$ 38,528	$ 37,346
Exchange rate	7.0972	6.9669
Functional currency	$ 5,429	$ 5,360
JPY | Financial liabilities
Statement [line items]
Foreign currency	$ 824,224	$ 1,080,956
Exchange rate	141.3674	132.1429
Functional currency	$ 5,830	$ 8,180
JPY | Financial assets
Statement [line items]
Foreign currency	$ 993,351	$ 1,110,308
Exchange rate | $ / shares	141.3674	132.1429
Functional currency	$ 7,027	$ 8,402